Stockholders' Equity and Stock Compensation (Narrative) (Detail) (USD $)	12 Months Ended				38 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2012 Vested [Member]	Dec. 31, 2012 Unvested [Member]	Dec. 31, 2012 Stock Incentive Plan [Member]	Dec. 31, 2011 Stock Incentive Plan [Member]	Dec. 31, 2010 Stock Incentive Plan [Member]	Apr. 30, 2012 Stock Incentive Plan [Member] Minimum [Member]	Apr. 30, 2012 Stock Incentive Plan [Member] Maximum [Member]	Dec. 31, 2012 2012 Plan [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock sold under IPO	8,625,000
Number of shares issued pursuant to exercise by underwriters of an over-allotment option	1,125,000				1,125,000
Outstanding Preferred Stock converted into common stock	9,649,738
Number of restricted common shares issued				62,500
Estimated fair value per share of restricted common stock				$ 0.40
Compensation expense on issuance of restricted common stock				$ 25,000
Common stock issued upon exercise of stock options	15,625
Additional options exercised	23,017							23,017
Restricted shares issued						7,596	15,421	7,596
Convertible preferred stock issued														77,197,936
Proceeds from issuance of convertible preferred stock	22,000,000	35,999,999	5,197,945		77,197,936									77,197,936
Number of stock incentive plans	2
Number of shares common stock reserved for issuance											1,875,000	2,125,000	654,129
Number of shares of common stock outstanding													437,500
Percentage of number of shares of common stock outstanding													2.75%
Number of options awarded								730,309
Stock option outstanding granted contractual term								10 years
Stock option outstanding granted vesting period								4 years
Weighted-average grant date fair value of the stock options granted								$ 6.97	$ 2.64	$ 2.80
Exercised, Shares, Options Outstanding								38,642
Proceeds from stock options exercised	146,168				146,168			146,168
Share-based compensation expense for stock options	1,405,576	781,407	333,903		2,528,943			1,405,576	781,407	333,903
Unrecognized share-based compensation cost								$ 5,477,481
Expected period of compensation cost to be recognized								2 years 11 months 12 days